DERIVATIVE FINANCIAL INSTRUMENTS (Exchange Rate Derivative Contract) (Details) $ in Thousands, € in Millions, Q in Millions, $ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 1,797,091				$ 2,265,461
Contracts with negative fair value	(8,220)				(505)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	13,129				227
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 556.9
Long | EU euro (EUR) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	15,159				258
Short | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 697.9	Q 15,700.0
Short | Colombian peso (COP) | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value					227
Contracts with negative fair value	(2,024)
Short | Guatemala, Quetzales | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value					0
Contracts with negative fair value	(6)
Short | Mexican peso (MXN) | Non-deliverable forward contract
Disclosure of detailed information about financial instruments [line items]
Contracts with positive fair value	$ 0
Contracts with negative fair value					$ (258)